REVENUE AND OTHER INCOME (Tables)	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME

	For the six months ended March 31,
	2026 (Unaudited)	2025 (Unaudited)
	USD’000	USD’000
Revenues
Business management and consulting	471	272
Livestreaming ecommerce	29,379	48,453
Other	54	-

Total revenues	29,904	48,725

Other income
Interest income	6	23
Tax subsidies	1,298	1,030
Write-back of payable	692	-
Other income	69	165

Total other income	2,065	1,218

SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT

The following table shows the Company’s operations by business segment for the six months ended March 31, 2026 and 2025.

	For the six months ended March 31,
	2026 (Unaudited)	2025 (Unaudited)
	USD’000	USD’000
Revenues
Business management and consulting	$471	$272
Livestreaming ecommerce	29,379	48,453
Other	54	-
Total revenues	29,904	48,725

Cost of goods sold
Business management and consulting	77	60
Livestreaming ecommerce	28,543	47,428
Total cost of goods sold	28,620	47,488

Operating costs and expenses
Business management and consulting	224	153
Livestreaming ecommerce	1,304	1,515
Other	4,123	4,301
Total operating costs and expenses	5,651	5,969

Other expense
Business management and consulting	24	-
Livestreaming ecommerce	263	-
Other	-	273
Total other expense	287	273

Other income
Business management and consulting	1	7
Livestreaming ecommerce	1,996	1,184
Other	68	27
Total other income	2,065	1,218

Loss from operations
Business management and consulting	147	66
Livestreaming ecommerce	1,265	694
Other	(4,001)	(4,547)
Loss from operations	$(2,589)	$(3,787)

	As of March 31, 2026 (Unaudited)	As of September 30, 2025
	USD’000	USD’000
Segment assets
Business management and consulting/software	21,170	20,205
Livestreaming ecommerce	6,199	4,004
Others	12,851	12,899
Total assets	40,220	37,108